REVENUE, OTHER INCOME AND GAINS	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE, OTHER INCOME AND GAINS	REVENUE, OTHER INCOME AND GAINS
An analysis of revenue is as follows:

	Six months ended June 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Revenue
License revenue	103,027	15,115
Collaboration revenue	171,735	94,432
Other revenue	5,752	119
Total	280,514	109,666

Janssen Collaboration Agreement

License revenue from licensing of intellectual property is recognized at a point in time with respect to the exclusive worldwide collaboration and license agreement with Janssen Biotech, Inc., a Johnson & Johnson company (“Janssen”), to develop and commercialize cilta-cel (the“Janssen Agreement”). License revenue from licensing of intellectual property represents variable consideration relating to the milestone payments that were constrained in prior years but included in the transaction price when the achievement of the milestones was highly probable. The Company recognized license revenue of $75.1 million for the six months ended June 30, 2024 for milestones achieved under the Janssen Agreement.

Collaboration revenue includes our pro-rata share of collaboration net trade sales for which Janssen is the principal in the sale to the customer under the Janssen Agreement.
Novartis License Agreement
On November 10, 2023, Legend Biotech, through its wholly owned subsidiary, Legend Biotech Ireland Limited, entered into an exclusive, global license agreement with Novartis Pharma AG (the "Novartis License Agreement"). The Company granted Novartis the worldwide rights to develop, manufacture and commercialize LB2102 and other potential chimeric antigen receptor T-cell (CAR-T) therapies selectively targeting Delta-like Ligand 3 (DLL3). The Novartis License Agreement was effective on December 28, 2023, with a $100 million receivable initially recorded, representing the Novartis upfront payment which was then received on January 3rd, 2024. Novartis has also agreed to pay up to $1.01 billion in milestone payments upon achievement of specified clinical, regulatory and commercial milestones, as well as tiered royalties on net sales. We determined that any milestone payments will be recognized upon occurrence as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price. We determined that any sales-based royalties will be recognized when the related sales occur as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price. Under the Novartis License Agreement, Legend Biotech will conduct the Legend Phase 1 clinical trial for LB2102 in the U.S. Novartis will conduct all other development, manufacture and commercialization for the licensed product(s). The Company recognized license revenue of $27.9 million for the six months ended June 30, 2024 due to the timing of underlying activities performed in connection with the Novartis License Agreement.
Other Revenue
Other revenue primarily includes supply of materials by us to Novartis under the terms of the Novartis License Agreement.
The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	June 30,	December 31
	2024	2023
	US$’000 (Unaudited)	US$’000
Contract liabilities (Current)	74,845	53,010
Contract liabilities (Non-Current)	2,704	47,962
Total	77,549	100,972

The following table summarizes the Total other income and gains:

	Six months ended June 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Other income and gains
Other income:
Finance income	30,919	18,765
Government grants*	1,036	1,352
Other	156	4
Total income	32,111	20,121

Gains:
Foreign currency exchange gain, net	60,704	—
Fair value gains on financial assets measured at fair value change through profit or loss	201	756
Other	21	117
Total gains	60,926	873
Total other income and gains	93,037	20,994

*The amount represents subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.